Schedule of Investments (unaudited) December 31, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Aerojet Rocketdyne Holdings Inc.(a)(b)	993,141	$45,346,818
Aerovironment Inc.(a)(b)	177,831	10,979,286
Cubic Corp.(b)	221,331	14,070,012
Moog Inc., Class A	218,261	18,624,211
Triumph Group Inc.(b)	680,859	17,205,307

		106,225,634

Air Freight & Logistics — 0.5%
Forward Air Corp.	387,551	27,109,192

Airlines — 0.6%
Allegiant Travel Co.	181,219	31,539,355

Auto Components — 1.8%
Dorman Products Inc.(a)(b)	217,899	16,499,312
Fox Factory Holding Corp.(a)(b)	528,860	36,792,790
Gentherm Inc.(a)(b)	220,287	9,778,540
LCI Industries	343,558	36,805,369

		99,876,011

Automobiles — 0.4%
Winnebago Industries Inc.	463,813	24,572,813

Banks — 5.6%
Ameris Bancorp.	402,904	17,139,536
Brookline Bancorp. Inc.	474,864	7,816,261
Central Pacific Financial Corp.	212,705	6,291,814
City Holding Co.	132,774	10,880,829
Community Bank System Inc.	400,040	28,378,838
CVB Financial Corp.	875,093	18,884,507
First BanCorp./Puerto Rico	1,386,744	14,685,619
First Commonwealth Financial Corp.	748,449	10,859,995
Glacier Bancorp. Inc.	691,634	31,808,248
Independent Bank Corp.	303,294	25,249,225
National Bank Holdings Corp., Class A	305,094	10,745,411
NBT Bancorp. Inc.	303,609	12,314,381
Preferred Bank/Los Angeles CA	184,385	11,079,695
Seacoast Banking Corp. of Florida(a)(b)	398,337	12,177,162
ServisFirst Bancshares Inc.	634,098	23,892,813
Tompkins Financial Corp.	95,367	8,726,080
Triumph Bancorp. Inc.(a)(b)	222,223	8,448,918
United Community Banks Inc./GA	751,109	23,194,246
Veritex Holdings Inc.	321,269	9,358,566
Westamerica Bancorp.	198,318	13,440,011

		305,372,155

Beverages — 0.5%
Coca-Cola Consolidated Inc.(b)	64,074	18,200,220
MGP Ingredients Inc.(b)	82,909	4,016,941
National Beverage Corp.(a)(b)	79,327	4,047,263

		26,264,424

Biotechnology — 3.8%
Anika Therapeutics Inc.(a)(b)	199,550	10,346,668
Cytokinetics Inc.(a)(b)	458,541	4,865,120
Eagle Pharmaceuticals Inc./DE(a)(b)	140,714	8,454,097
Emergent BioSolutions Inc.(a)(b)	369,501	19,934,579
Enanta Pharmaceuticals Inc.(a)(b)	221,695	13,696,317
Medicines Co. (The)(a)(b)	1,018,162	86,482,680
Momenta Pharmaceuticals Inc.(a)(b)	954,178	18,825,932
Progenics Pharmaceuticals Inc.(a)(b)	596,854	3,037,987
REGENXBIO Inc.(a)(b)	433,556	17,762,789

Security	Shares	Value

Biotechnology (continued)
Spectrum Pharmaceuticals Inc.(a)(b)	695,125	$2,530,255
Vanda Pharmaceuticals Inc.(a)(b)	425,120	6,976,219
Xencor Inc.(a)(b)	389,927	13,409,590

		206,322,233

Building Products — 3.4%
AAON Inc.(b)	558,744	27,607,541
American Woodmark Corp.(a)(b)	214,399	22,406,840
Apogee Enterprises Inc.	186,518	6,061,835
Gibraltar Industries Inc.(a)(b)	316,912	15,985,041
Griffon Corp.	593,328	12,062,358
Patrick Industries Inc.	309,069	16,204,488
Simpson Manufacturing Co. Inc.	553,362	44,396,233
Universal Forest Products Inc.	834,541	39,807,606

		184,531,942

Capital Markets — 0.5%
Blucora Inc.(a)(b)	380,135	9,936,729
Greenhill & Co. Inc.	101,741	1,737,736
Piper Jaffray Companies	94,150	7,526,351
Virtus Investment Partners Inc.	90,291	10,990,221

		30,191,037

Chemicals — 2.5%
American Vanguard Corp.(b)	200,685	3,907,337
Balchem Corp.	441,311	44,850,437
HB Fuller Co.	400,899	20,674,361
Innospec Inc.	336,352	34,792,251
Koppers Holdings Inc.(a)	289,123	11,050,281
Stepan Co.	152,602	15,632,549
Tredegar Corp.	202,182	4,518,768

		135,425,984

Commercial Services & Supplies — 2.3%
Brady Corp., Class A, NVS	465,548	26,657,278
Harsco Corp.(a)(b)	525,656	12,095,345
Interface Inc.	534,094	8,860,619
Mobile Mini Inc.	319,537	12,113,648
RR Donnelley & Sons Co.	1,032,680	4,079,086
U.S. Ecology Inc.	171,294	9,919,636
UniFirst Corp./MA(b)	209,948	42,405,297
Viad Corp.	170,109	11,482,357

		127,613,266

Communications Equipment — 1.6%
Comtech Telecommunications Corp.	339,838	12,060,851
Digi International Inc.(a)(b)	395,408	7,006,630
Extreme Networks Inc.(a)(b)	1,691,521	12,466,510
Harmonic Inc.(a)(b)	1,265,982	9,874,659
Viavi Solutions Inc.(a)(b)	3,141,977	47,129,655

		88,538,305

Construction & Engineering — 0.4%
Comfort Systems USA Inc.	349,489	17,422,027
MYR Group Inc.(a)	111,563	3,635,838

		21,057,865

Consumer Finance — 0.4%
Enova International Inc.(a)	471,630	11,347,418
PRA Group Inc.(a)(b)	298,058	10,819,505

		22,166,923

Diversified Consumer Services — 0.6%
Perdoceo Education Crop.(a)(b)	431,660	7,938,227
Strategic Education Inc.	160,120	25,443,068

		33,381,295

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 1.2%
Cogent Communications Holdings Inc.	572,136	$37,652,270
Iridium Communications Inc.(a)	644,309	15,875,774
Vonage Holdings Corp.(a)(b)	1,435,449	10,636,677

		64,164,721

Electric Utilities — 0.4%
El Paso Electric Co.	325,540	22,100,911

Electrical Equipment — 0.4%
Encore Wire Corp.	173,248	9,944,435
Vicor Corp.(a)(b)	255,720	11,947,239

		21,891,674

Electronic Equipment, Instruments & Components — 5.1%
Arlo Technologies Inc.(a)(b)	562,826	2,369,497
Badger Meter Inc.	253,572	16,464,430
Benchmark Electronics Inc.	269,461	9,258,680
CTS Corp.(b)	246,154	7,387,081
ePlus Inc.(a)(b)	86,733	7,310,725
Fabrinet(a)(b)	508,215	32,952,661
FARO Technologies Inc.(a)	126,200	6,354,170
Insight Enterprises Inc.(a)(b)	252,087	17,719,195
Itron Inc.(a)	483,255	40,569,257
KEMET Corp.	800,898	21,664,291
Knowles Corp.(a)(b)	856,521	18,115,419
Methode Electronics Inc.	355,046	13,971,060
OSI Systems Inc.(a)(b)	234,959	23,669,770
Plexus Corp.(a)(b)	400,872	30,843,092
Rogers Corp.(a)(b)	255,107	31,819,496

		280,468,824

Energy Equipment & Services — 0.8%
DMC Global Inc.	205,825	9,249,776
Geospace Technologies Corp.(a)(b)	195,764	3,282,962
Helix Energy Solutions Group Inc.(a)(b)	1,950,872	18,786,897
McDermott International Inc.(a)	1,220,285	825,645
Newpark Resources Inc.(a)(b)	649,693	4,073,575
SEACOR Holdings Inc.(a)(b)	135,331	5,839,533

		42,058,388

Entertainment — 0.2%
Glu Mobile Inc.(a)(b)	1,616,186	9,777,925

Equity Real Estate Investment Trusts (REITs) — 5.7%
Acadia Realty Trust	660,711	17,132,236
Agree Realty Corp.	582,124	40,847,641
American Assets Trust Inc.	398,088	18,272,239
Armada Hoffler Properties Inc.	346,380	6,356,073
CareTrust REIT Inc.	636,229	13,125,404
Community Healthcare Trust Inc.	264,582	11,339,985
Easterly Government Properties Inc.	576,884	13,689,457
Essential Properties Realty Trust Inc.	1,114,435	27,649,132
Four Corners Property Trust Inc.	552,316	15,569,788
Getty Realty Corp.	252,245	8,291,293
Independence Realty Trust Inc.	725,631	10,216,885
Innovative Industrial Properties Inc.(b)	165,067	12,523,633
Lexington Realty Trust	1,680,350	17,845,317
LTC Properties Inc.	292,915	13,113,805
National Storage Affiliates Trust	460,168	15,470,848
Retail Opportunity Investments Corp.	883,403	15,600,897
Safehold Inc.	173,936	7,009,621
Saul Centers Inc.	96,671	5,102,296
Universal Health Realty Income Trust	174,666	20,498,802
Urstadt Biddle Properties Inc., Class A	267,307	6,639,906

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Washington REIT	535,712	$15,632,076

		311,927,334

Food & Staples Retailing — 0.2%
PriceSmart Inc.	137,448	9,761,557

Food Products — 1.1%
Calavo Growers Inc.	127,774	11,575,047
J&J Snack Foods Corp.	204,928	37,762,082
John B Sanfilippo & Son Inc.	122,679	11,198,139

		60,535,268

Gas Utilities — 0.8%
Northwest Natural Holding Co.	210,712	15,535,796
South Jersey Industries Inc.	838,616	27,657,555

		43,193,351

Health Care Equipment & Supplies — 3.4%
Cardiovascular Systems Inc.(a)(b)	484,855	23,559,105
CONMED Corp.	389,357	43,541,793
CryoLife Inc.(a)(b)	287,810	7,796,773
Cutera Inc.(a)(b)	198,812	7,119,458
Heska Corp.(a)(b)	50,600	4,854,564
Inogen Inc.(a)(b)	158,351	10,820,124
Lantheus Holdings Inc.(a)(b)	302,891	6,212,294
LeMaitre Vascular Inc.(b)	228,234	8,205,012
Mesa Laboratories Inc.(b)	34,083	8,500,300
Natus Medical Inc.(a)(b)	251,611	8,300,647
Neogen Corp.(a)(b)	460,996	30,084,599
Orthofix Medical Inc.(a)(b)	119,914	5,537,629
Surmodics Inc.(a)(b)	105,291	4,362,206
Tactile Systems Technology Inc.(a)(b)	144,040	9,724,140
Varex Imaging Corp.(a)(b)	322,873	9,624,844

		188,243,488

Health Care Providers & Services — 4.2%
Addus HomeCare Corp.(a)(b)	186,947	18,174,987
AMN Healthcare Services Inc.(a)(b)	347,784	21,670,421
BioTelemetry Inc.(a)(b)	468,500	21,691,550
Community Health Systems Inc.(a)(b)	1,696,424	4,919,630
CorVel Corp.(a)(b)	125,287	10,945,072
Ensign Group Inc. (The)	422,686	19,177,264
Hanger Inc.(a)(b)	517,966	14,301,041
LHC Group Inc.(a)(b)	406,079	55,941,443
Pennant Group Inc. (The)(a)(b)	364,508	12,054,280
RadNet Inc.(a)(b)	582,418	11,823,085
Select Medical Holdings Corp.(a)	773,205	18,046,605
U.S. Physical Therapy Inc.(b)	176,273	20,156,818

		228,902,196

Health Care Technology — 1.2%
HealthStream Inc.(a)	236,550	6,434,160
HMS Holdings Corp.(a)	668,943	19,800,713
NextGen Healthcare Inc.(a)(b)	366,303	5,886,489
Omnicell Inc.(a)(b)	363,032	29,666,975
Tabula Rasa HealthCare Inc.(a)(b)	108,007	5,257,781

		67,046,118

Hotels, Restaurants & Leisure — 2.3%
Bloomin’ Brands Inc.	816,991	18,030,991
Chuy’s Holdings Inc.(a)(b)	236,287	6,124,559
Dave & Buster’s Entertainment Inc.	243,725	9,790,433
Dine Brands Global Inc.	232,022	19,378,477
El Pollo Loco Holdings Inc.(a)(b)	152,157	2,303,657
Monarch Casino & Resort Inc.(a)(b)	104,674	5,081,923

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group Inc.	252,410	$5,493,704
Shake Shack Inc., Class A(a)(b)	427,343	25,456,823
Wingstop Inc.(b)	404,415	34,872,705

		126,533,272

Household Durables — 3.6%
Cavco Industries Inc.(a)	118,215	23,096,847
Century Communities Inc.(a)	185,999	5,087,073
Installed Building Products Inc.(a)(b)	294,065	20,252,256
iRobot Corp.(a)(b)	172,875	8,752,661
La-Z-Boy Inc.	312,082	9,824,341
LGI Homes Inc.(a)(b)	275,769	19,483,080
M/I Homes Inc.(a)	207,578	8,168,194
MDC Holdings Inc.	689,255	26,301,971
Meritage Homes Corp.(a)	283,979	17,353,957
TopBuild Corp.(a)	465,599	47,993,945
Universal Electronics Inc.(a)(b)	194,847	10,182,704

		196,497,029

Household Products — 0.7%
WD-40 Co.	188,122	36,522,005

Industrial Conglomerates — 0.3%
Raven Industries Inc.	494,127	17,027,616

Insurance — 1.2%
AMERISAFE Inc.	125,292	8,273,031
eHealth Inc.(a)(b)	279,685	26,872,135
James River Group Holdings Ltd.	268,116	11,049,060
Kinsale Capital Group Inc.(b)	115,336	11,725,058
Safety Insurance Group Inc.	95,364	8,824,031

		66,743,315

Interactive Media & Services — 0.2%
Care.com Inc.(a)(b)	204,694	3,076,551
QuinStreet Inc.(a)(b)	645,916	9,888,974

		12,965,525

Internet & Direct Marketing Retail — 0.5%
Liquidity Services Inc.(a)(b)	214,176	1,276,489
PetMed Express Inc.	150,093	3,530,187
Shutterstock Inc.(a)	267,144	11,455,135
Stamps.com Inc.(a)(b)	127,002	10,607,207

		26,869,018

IT Services — 3.8%
Cardtronics PLC, Class A(a)(b)	330,801	14,770,265
CSG Systems International Inc.	453,513	23,482,903
EVERTEC Inc.	820,955	27,945,308
ExlService Holdings Inc.(a)	468,286	32,527,146
ManTech International Corp./VA, Class A	369,771	29,537,307
NIC Inc.	923,830	20,647,600
Perficient Inc.(a)(b)	449,979	20,730,533
Sykes Enterprises Inc.(a)(b)	285,624	10,565,232
TTEC Holdings Inc.	245,253	9,716,924
Virtusa Corp.(a)(b)	412,462	18,696,902

		208,620,120

Leisure Products — 0.5%
Callaway Golf Co.(b)	1,294,437	27,442,064

Life Sciences Tools & Services — 1.3%
Medpace Holdings Inc.(a)(b)	376,160	31,620,010
NeoGenomics Inc.(a)(b)	1,432,513	41,901,005

		73,521,015

Security	Shares	Value

Machinery — 7.6%
Actuant Corp., Class A(b)	348,206	$9,063,802
Alamo Group Inc.	134,136	16,840,775
Albany International Corp., Class A	421,681	32,014,022
Barnes Group Inc.	406,416	25,181,535
Chart Industries Inc.(a)(b)	291,831	19,695,674
CIRCOR International Inc.(a)	277,068	12,811,624
ESCO Technologies Inc.	356,841	33,007,792
Federal Signal Corp.(b)	832,466	26,847,029
Franklin Electric Co. Inc.	528,729	30,306,746
John Bean Technologies Corp.(b)	434,263	48,924,070
Lindsay Corp.	68,976	6,621,006
Mueller Industries Inc.	519,788	16,503,269
Proto Labs Inc.(a)(b)	235,713	23,936,655
SPX Corp.(a)(b)	606,494	30,858,415
SPX FLOW Inc.(a)	585,058	28,591,784
Tennant Co.	252,215	19,652,593
Watts Water Technologies Inc., Class A	378,872	37,796,271

		418,653,062

Media — 0.3%
EW Scripps Co. (The), Class A, NVS	365,910	5,748,446
TechTarget Inc.(a)(b)	319,599	8,341,534

		14,089,980

Metals & Mining — 0.8%
Cleveland-Cliffs Inc.(b)	2,093,207	17,582,939
Haynes International Inc.	83,064	2,972,030
Kaiser Aluminum Corp.	138,485	15,356,602
Materion Corp.	160,385	9,534,888

		45,446,459

Mortgage Real Estate Investment — 0.9%
ARMOUR Residential REIT Inc.	319,749	5,713,914
Granite Point Mortgage Trust Inc.	761,068	13,988,430
PennyMac Mortgage Investment Trust(c)	1,369,814	30,533,154

		50,235,498

Oil, Gas & Consumable Fuels — 1.5%
Callon Petroleum Co.(a)(b)	2,873,972	13,881,285
Jagged Peak Energy Inc.(a)(b)	556,657	4,726,018
Par Pacific Holdings Inc.(a)(b)	513,028	11,922,771
PDC Energy Inc.(a)(b)	419,824	10,986,794
Penn Virginia Corp.(a)	192,309	5,836,578
QEP Resources Inc.	1,582,598	7,121,691
REX American Resources Corp.(a)	38,593	3,163,082
Ring Energy Inc.(a)(b)	878,599	2,319,501
SRC Energy Inc.(a)	3,382,070	13,934,129
Talos Energy Inc.(a)(b)	279,345	8,422,252
Unit Corp.(a)	16,169	11,247

		82,325,348

Paper & Forest Products — 0.5%
Mercer International Inc.	302,477	3,720,467
Neenah Inc.	107,855	7,596,228
Schweitzer-Mauduit International Inc.	427,179	17,937,246

		29,253,941

Personal Products — 1.0%
Avon Products Inc.	3,666,499	20,679,054
Inter Parfums Inc.	243,388	17,696,741
Medifast Inc.(b)	160,558	17,593,946

		55,969,741

Pharmaceuticals — 1.3%
Akorn Inc.(a)(b)	569,517	854,276

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Amphastar Pharmaceuticals Inc.(a)(b)	251,862	$4,858,418
ANI Pharmaceuticals Inc.(a)(b)	131,210	8,091,721
Corcept Therapeutics Inc.(a)(b)	1,422,863	17,216,642
Innoviva Inc.(a)(b)	928,969	13,154,201
Pacira BioSciences Inc.(a)(b)	392,451	17,778,030
Supernus Pharmaceuticals Inc.(a)(b)	412,122	9,775,534

		71,728,822

Professional Services — 1.0%
Exponent Inc.	710,775	49,050,583
Forrester Research Inc.	84,790	3,535,743

		52,586,326

Real Estate Management & Development — 0.4%
Marcus & Millichap Inc.(a)(b)	170,125	6,337,156
RE/MAX Holdings Inc., Class A	177,243	6,822,083
St. Joe Co. (The)(a)(b)	437,703	8,679,651

		21,838,890

Road & Rail — 0.8%
Heartland Express Inc.(b)	311,763	6,562,611
Marten Transport Ltd.	315,286	6,775,496
Saia Inc.(a)(b)	356,214	33,170,648

		46,508,755

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Energy Industries Inc.(a)(b)	525,852	37,440,662
Axcelis Technologies Inc.(a)(b)	240,324	5,790,607
Brooks Automation Inc.(b)	992,024	41,625,327
CEVA Inc.(a)(b)	167,656	4,520,006
Cohu Inc.	264,923	6,053,490
Diodes Inc.(a)(b)	567,987	32,017,427
DSP Group Inc.(a)(b)	158,318	2,491,925
FormFactor Inc.(a)(b)	1,041,208	27,040,172
Ichor Holdings Ltd.(a)(b)	314,529	10,464,380
Kulicke & Soffa Industries Inc.	441,851	12,018,347
MaxLinear Inc.(a)(b)	407,494	8,647,023
Onto Innovation Inc.(a)(b)	374,852	13,697,092
PDF Solutions Inc.(a)(b)	248,775	4,201,810
Power Integrations Inc.(b)	404,000	39,959,640
Rambus Inc.(a)(b)	824,833	11,362,075
Ultra Clean Holdings Inc.(a)	553,493	12,990,481
Veeco Instruments Inc.(a)(b)	678,075	9,957,531
Xperi Corp.	688,610	12,739,285

		293,017,280

Software — 3.9%
8x8 Inc.(a)(b)	1,379,891	25,252,005
Agilysys Inc.(a)(b)	284,313	7,224,393
Alarm.com Holdings Inc.(a)(b)	502,284	21,583,144
Bottomline Technologies DE Inc.(a)(b)	305,680	16,384,448
Ebix Inc.	211,741	7,074,267
LivePerson Inc.(a)(b)	845,614	31,287,718
MicroStrategy Inc., Class A(a)	64,256	9,164,833
OneSpan Inc.(a)	459,664	7,869,448
Progress Software Corp.	616,518	25,616,323
Qualys Inc.(a)(b)	457,758	38,163,284
SPS Commerce Inc.(a)(b)	479,165	26,555,324

		216,175,187

Specialty Retail — 2.9%
Asbury Automotive Group Inc.(a)(b)	136,523	15,261,906
Boot Barn Holdings Inc.(a)(b)	394,639	17,573,275
Buckle Inc. (The)	251,915	6,811,782

Security	Shares	Value

Specialty Retail (continued)
Hibbett Sports Inc.(a)(b)	133,169	$3,734,059
Lithia Motors Inc., Class A(b)	310,615	45,660,405
Monro Inc.(b)	257,073	20,103,109
Rent-A-Center Inc./TX	680,641	19,629,686
Sleep Number Corp.(a)(b)	392,701	19,336,597
Zumiez Inc.(a)(b)	283,014	9,775,303

		157,886,122

Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)(b)	1,640,695	14,356,081
Diebold Nixdorf Inc.(a)	1,070,630	11,305,853

		25,661,934

Textiles, Apparel & Luxury Goods — 1.5%
Crocs Inc.(a)	941,570	39,442,367
Steven Madden Ltd.	1,061,317	45,647,244

		85,089,611

Thrifts & Mortgage Finance — 1.3%
Axos Financial Inc.(a)(b)	481,191	14,570,463
Flagstar Bancorp. Inc.	279,466	10,689,575
Meta Financial Group Inc.(b)	185,000	6,754,350
NMI Holdings Inc., Class A(a)	933,878	30,986,072
Northfield Bancorp. Inc.	275,601	4,674,193
TrustCo Bank Corp. NY	698,246	6,053,793

		73,728,446

Tobacco — 0.3%
Vector Group Ltd.	1,025,623	13,733,092

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies Inc.	304,074	20,278,695
Foundation Building Materials Inc.(a)	132,825	2,570,164
GMS Inc.(a)(b)	326,232	8,834,362

		31,683,221

Water Utilities — 1.2%
American States Water Co.	505,393	43,787,250
California Water Service Group	444,258	22,905,942

		66,693,192

Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.(b)	363,901	15,141,921

Total Common Stocks — 99.8% (Cost: $4,570,665,809)		5,480,447,996

Short-Term Investments

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	522,937,928	523,147,103
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	2,447,414	2,447,414

		525,594,517

Total Short-Term Investments — 9.6% (Cost: $525,434,420)		525,594,517

Total Investments in Securities — 109.4% (Cost: $5,096,100,229)		6,006,042,513

Other Assets, Less Liabilities — (9.4)%		(516,057,293)

Net Assets — 100.0%		$5,489,985,220

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Growth ETF

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	415,768,975	107,168,953	(a)	—		522,937,928	$523,147,103	$1,890,984	(b)	$(17,239)	$879
BlackRock Cash Funds: Treasury, SL Agency Shares	8,492,159	—		(6,044,745	)(a)	2,447,414	2,447,414	106,943		—	—
PennyMac Mortgage Investment Trust	—	1,372,205		(2,391)		1,369,814	30,533,154	639,348		(6)	(479,671)

							$556,127,671	$2,637,275		$(17,245)	$(478,792)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	113	03/20/20	$9,439	$86,113

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,480,447,996	$—	$—	$5,480,447,996
Money Market Funds	525,594,517	—	—	525,594,517

	$6,006,042,513	$—	$—	$6,006,042,513

Derivative financial instruments(a)
Assets
Futures Contracts	$86,113	$—	$—	$86,113

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Small-Cap 600 Growth ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares